                           JPMORGAN TAX FREE FUNDS

                  JPMORGAN INTERMEDIATE TAX FREE BOND FUND
                             (ALL SHARE CLASSES)
                       (A SERIES OF JPMORGAN TRUST I)

                        SUPPLEMENT DATED MAY 18, 2006
     TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2005

     The following section replaces the information relating to Kimberly Bingle contained in the Statement of Additional Information, dated December 31, 2005, under the heading "Portfolio Manager's Other Accounts Managed" with respect to the JPMorgan Intermediate Tax Free Bond Fund:

     The following table shows information regarding all of the other accounts managed by Richard Taormina as of March 1, 2006:

                                 NON-PERFORMANCE BASED FEE ADVISORY ACCOUNTS


                       REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                             COMPANIES                      VEHICLES                     OTHER ACCOUNTS
                     NUMBER OF                      NUMBER OF                      NUMBER OF
                     ACCOUNTS      TOTAL ASSETS     ACCOUNTS      TOTAL ASSETS     ACCOUNTS      TOTAL ASSETS
                     ---------     ------------     ---------     ------------     ---------     ------------
INTERMEDIATE TAX
FREE BOND FUND
Richard Taormina             4     $2.8 billion             0               $0             5     $122 million

     The following table shows information on the other accounts managed by Richard Taormina that have advisory fees wholly or partly based on performance as of March 1, 2006:

                                     PERFORMANCE BASED FEE ADVISORY ACCOUNTS


                       REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                             COMPANIES                      VEHICLES                     OTHER ACCOUNTS
                     NUMBER OF                      NUMBER OF                      NUMBER OF
                     ACCOUNTS      TOTAL ASSETS     ACCOUNTS      TOTAL ASSETS     ACCOUNTS      TOTAL ASSETS
                     ---------     ------------     ---------     ------------     ---------     ------------
INTERMEDIATE TAX
FREE BOND FUND
Richard Taormina             0                0             0                0             0                0

     The following section replaces the information relating to Kimberly Bingle contained in the Statement of Additional Information, dated December 31, 2005, under the heading "Ownership of Securities" with respect to the JPMorgan Intermediate Tax Free Bond Fund:

                           OWNERSHIP OF SECURITIES

Mr. Taormina owns $0 of the Intermediate Tax Free Bond Fund.


              INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
          STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE



                                                                  SUP-TFSAI-506